Expense Example - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund	Mar. 01, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 601
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	996
Expense Example, with Redemption, 10 Years	1,611
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	899
Expense Example, with Redemption, 10 Years	1,797
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	840
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	$ 1,464